TRADING ASSETS	12 Months Ended
Dec. 31, 2014
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2013	2014
	(EUR in millions)
Debt securities issued by other governments and public sector entities	455	364
Greek treasury bills	2,086	1,799
Foreign treasury bills	126	133
Debt securities issued by Greek financial institutions	-	2
Debt securities issued by foreign financial institutions	342	55
Corporate debt securities issued by Greek companies	20	31
Corporate debt securities issued by foreign companies	13	9
Equity securities issued by Greek companies	26	2
Equity securities issued by foreign companies	7	7
Mutual fund units	7	3
Total	3,082	2,405

Net unrealized losses on trading assets (debt and equity) of EUR 60 million, EUR 126 million and EUR 13 million were included in net trading gains/(loss) during 2012, 2013 and 2014, respectively.

Trading assets include securities that are pledged as collateral of EUR 2,470 million and EUR 931 million as at December 31, 2013 and 2014, respectively.